Provision for Decommissioning Costs - Summary of Provision for Decommissioning Costs (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Opening balance		$ 35
Closing balance		140	$ 35
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Opening balance		15,133	14,143
Adjustment to provision		5,642	4,129
Transfers related to liabilities held for sale	[1]	(3,071)	(1,221)
Payments made		(502)	(481)
Interest accrued		699	649
Others		3	51
Cumulative translation adjustment		(444)	(2,137)
Closing balance		$ 17,460	$ 15,133

[1]	In 2018, it includes transfer to held for sale related to Campos basin (US$ 850); Potiguar basin (US$ 70) and Lapa field (US$ 11), as set out in note 7.